Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands								12 Months Ended
	Apr. 16, 2025 ARS ($)	Mar. 18, 2025 ARS ($)	Feb. 13, 2025 ARS ($) $ / shares shares	Jan. 24, 2025 ARS ($)	Jan. 24, 2025 USD ($)	Apr. 16, 2024 ARS ($)	Mar. 26, 2024 ARS ($)	Dec. 31, 2024 ARS ($) $ / shares shares	Apr. 23, 2025 ARS ($) $ / shares shares	Apr. 16, 2025 USD ($)	Mar. 10, 2025 USD ($)	Feb. 06, 2025 ARS ($)	Feb. 03, 2025	Dec. 31, 2024 USD ($) shares	Dec. 26, 2024	Dec. 06, 2024 shares	Dec. 05, 2024 $ / shares	Oct. 17, 2024 $ / shares	Aug. 20, 2024 $ / shares	Dec. 31, 2023 ARS ($)
Disclosure of Events After Reporting Period [line items]
Par value per share (in dollars per share) | $ / shares								$ 1									$ 1	$ 1	$ 1
Number of shares issued (in shares) | shares																681,199,458,000
Issue of equity								$ 680,220,201
Capital Stock								1,588,514												$ 1,474,692
Banco GGAL S.A.
Disclosure of Events After Reporting Period [line items]
Number of shares issued (in shares) | shares																1,244,125,589
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments															43.5608%
GGAL Participaciones S.A.U.
Disclosure of Events After Reporting Period [line items]
Number of shares issued (in shares) | shares																11,513,929
Capital Stock
Disclosure of Events After Reporting Period [line items]
Issue of equity								$ 113,822
Class B ordinary shares
Disclosure of Events After Reporting Period [line items]
Number of shares issued (in shares) | shares								392,008,586						392,008,586
Banco de Galicia y Bs.As. S.A.U.
Disclosure of Events After Reporting Period [line items]
Face Value														$ 250,000
Banco de Galicia y Bs.As. S.A.U. | Banco GGAL S.A.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments																0.005%
Banco de Galicia y Bs.As. S.A.U. | GGAL Participaciones S.A.U.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments																0.328%
Irrevocable Contributions | Naranja Digital Compañía Financiera S.A.U.
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity				$ 24,800,000
Irrevocable Contributions | Galicia Investments LLC
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity					$ 5,000
Irrevocable Contributions | Galicia Ventures LP
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity					$ 495,000
Major Dividends | Galicia Warrants S.A.
Disclosure of Events After Reporting Period [line items]
Dividends paid		$ 1,000,000					$ 48,820,000
Major Dividends | Galicia Securities S.A.U.
Disclosure of Events After Reporting Period [line items]
Dividends paid						$ 300,000,000
Major Dividends | Tarjeta Naranja S.A.U.
Disclosure of Events After Reporting Period [line items]
Dividends paid	$ 65,000,000
Major Dividends | Tarjetas Regionales S.A.
Disclosure of Events After Reporting Period [line items]
Dividends paid	$ 65,000,000
Debt Securities Issuance | Banco de Galicia y Bs.As. S.A.U. | Class XXI Debt Security
Disclosure of Events After Reporting Period [line items]
Face Value												$ 79,786,900
Borrowings, adjustment to interest rate basis												2.75%
Debt Securities Issuance | Banco de Galicia y Bs.As. S.A.U. | Class XXII Debt Security
Disclosure of Events After Reporting Period [line items]
Face Value												$ 73,823
Borrowings, adjustment to interest rate basis												4.15%
Debt Securities Issuance | Banco de Galicia y Bs.As. S.A.U. | Class XXIII Debt Security
Disclosure of Events After Reporting Period [line items]
Face Value											$ 69,887
Borrowings, adjustment to interest rate basis											4.75%
Debt Securities Issuance | Tarjeta Naranja S.A.U. | Multiple Classes And Series
Disclosure of Events After Reporting Period [line items]
Face Value										$ 150,000
Shareholders Meeting | Sudamericana Holding S.A.
Disclosure of Events After Reporting Period [line items]
Ordinary shares issued (in shares) | shares			76,495,766
Par value per share (in dollars per share) | $ / shares			$ 1
Adjustments to shareholders´ equity			$ 76,496
Distribution of cash dividends			$ 1,030,000
Shareholders Meeting | Sudamericana Holding S.A. | Capital Stock
Disclosure of Events After Reporting Period [line items]
Number of shares issued (in shares) | shares			2,838,832
Shareholders Meeting | Sudamericana Holding S.A. | Share premium
Disclosure of Events After Reporting Period [line items]
Issue of equity			$ 1,027,161
Shareholders Meeting | Grupo Financiero Galicia S.A. | Class B ordinary shares
Disclosure of Events After Reporting Period [line items]
Ordinary shares issued (in shares) | shares			17,740,028,000
Par value per share (in dollars per share) | $ / shares			$ 1
Major business combination | Sudamericana Holding S.A. | GGAL Seguros S.A.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments													98.00%
Major business combination | Sudamericana Holding S.A. | GGAL Seguros de Retiro S.A.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments													98.00%
Major business combination | Sudamericana Holding S.A. | GGAL Participaciones S.A.U.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments													100.00%
Major business combination | Banco de Galicia y Bs.As. S.A.U. | Banco GGAL S.A.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments													99.985%
Major business combination | Galicia Asset Management S.A.U. | GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments													56.439%
Spin Off Merger | Sudamericana Holding S.A.
Disclosure of Events After Reporting Period [line items]
Par value per share (in dollars per share) | $ / shares									$ 1
Increase of capital stock									$ 246,344
Capital Stock									112,052
Capital stock									$ 358,396
Share premium per share (in pesos per share) | $ / shares									$ 430
Share premium									$ 105,745,127
Spin Off Merger | Sudamericana Holding S.A. | Class B ordinary shares
Disclosure of Events After Reporting Period [line items]
Par value per share (in dollars per share) | $ / shares									$ 1
Authorized number of shares to be issued (in shares) | shares									246,343,511
Spin Off Merger | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Events After Reporting Period [line items]
Par value per share (in dollars per share) | $ / shares									$ 1
Increase of capital stock									$ 86,191
Capital Stock									668,549
Capital stock									$ 754,741
Share premium per share (in pesos per share) | $ / shares									$ 6,590
Share premium									$ 567,765,361
Spin Off Merger | Banco de Galicia y Bs.As. S.A.U. | Class B ordinary shares
Disclosure of Events After Reporting Period [line items]
Par value per share (in dollars per share) | $ / shares									$ 1
Authorized number of shares to be issued (in shares) | shares									86,191,392
Spin Off Merger | Galicia Asset Management S.A.U.
Disclosure of Events After Reporting Period [line items]
Par value per share (in dollars per share) | $ / shares									$ 1
Increase of capital stock									$ 54,687
Capital Stock									103,813
Capital stock									$ 158,501
Share premium per share (in pesos per share) | $ / shares									$ 180
Share premium									$ 28,161,993
Spin Off Merger | Galicia Asset Management S.A.U. | Class B ordinary shares
Disclosure of Events After Reporting Period [line items]
Par value per share (in dollars per share) | $ / shares									$ 1
Authorized number of shares to be issued (in shares) | shares									54,687,482
Merger By Absoprtion | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Events After Reporting Period [line items]
Par value per share (in dollars per share) | $ / shares									$ 1
Increase of capital stock									$ 21
Capital Stock									754,741
Capital stock									$ 754,762
Share premium per share (in pesos per share) | $ / shares									$ 6,590
Share premium									$ 140,139
Merger By Absoprtion | Banco de Galicia y Bs.As. S.A.U. | Class B ordinary shares
Disclosure of Events After Reporting Period [line items]
Par value per share (in dollars per share) | $ / shares									$ 1
Authorized number of shares to be issued (in shares) | shares									21,278